Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid expenses and other current assets
Prepaid expenses and other current assets

10.  Prepaid expenses and other current assets

An analysis of prepaid expenses and other current assets at December 31, 2023 and 2022 is as follows:

	2023		2022
Other prepaid expenses	US$	13,057	US$	8,371
Advances to suppliers		9,347		6,446
Prepaid insurance		9,175		5,816
Sales commission to travel agencies (Note 1d)		7,729		9,037
Flight credits		4,368		3,519
	US$	43,676	US$	33,189